SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2022
Operating Segments [Abstract]
Schedule of reportable segments financial information by geography
Financial information by reportable segment for the six and three-month periods ended June 30, is presented in the following tables. Inter-segment transactions are not material, and are made on terms which are comparable to transactions with third parties.
For the six-month period ended June 30

	Service revenue				Sale of equipment and accessories		Other revenue		Total Revenue
	Mobile		Fixed
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021

Russia	1,447	1,395	278	266	179	193	6	5	1,910	1,859
Pakistan	602	658	—	—	8	10	54	50	664	718
Ukraine	493	466	32	33	—	—	3	2	528	501
Kazakhstan	263	214	27	44	6	6	5	1	301	265
Uzbekistan	108	91	—	—	—	—	—	—	108	91
Bangladesh	288	270	—	—	—	—	5	5	293	275
Others	39	37	—	—	—	—	—	—	39	37
HQ and eliminations	(8)	(7)	(4)	(9)	1	1	(1)	—	(12)	(15)

Total segments	3,232	3,124	333	334	194	210	72	63	3,831	3,731

	Adjusted EBITDA		CAPEX exc. licenses and ROU
	2022	2021	2022	2021

Russia	776	715	367	498
Pakistan	310	317	141	181
Ukraine	326	340	58	91
Kazakhstan	154	138	34	44
Uzbekistan	72	40	40	13
Bangladesh	111	112	105	42
Others	16	24	7	6
HQ and eliminations	(79)	(70)	—	2

Total segments	1,686	1,616	752	877
For the three-month period ended June 30

	Service revenue				Sale of equipment and accessories		Other revenue		Total Revenue
	Mobile		Fixed
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021

Russia	819	705	153	135	78	96	3	3	1,053	939
Pakistan	296	340	—	—	3	5	26	26	325	371
Ukraine	236	239	15	17	—	—	1	1	252	257
Kazakhstan	139	112	15	22	2	4	3	—	159	138
Uzbekistan	55	46	—	—	—	—	—	—	55	46
Bangladesh	146	138	—	—	—	—	2	2	148	140
Others	19	19	—	—	—	1	—	—	19	20
HQ and eliminations	(3)	—	(1)	(9)	1	—	—	—	(3)	(9)

Total segments	1,707	1,599	182	165	84	106	35	32	2,008	1,902

Schedule of segment adjusted EBITDA and capital expenditures by geography

	Adjusted EBITDA		CAPEX exc. licenses and ROU
	2022	2021	2022	2021

Russia	449	354	176	299
Pakistan	152	161	57	89
Ukraine	155	173	36	52
Kazakhstan	88	72	16	23
Uzbekistan	45	18	36	1
Bangladesh	56	57	53	16
Others	9	18	4	3
HQ and eliminations	(41)	(45)	(3)	2

Total segments	913	808	375	485

Schedule of segments reconciliation of consolidated Adjusted EBITDA to Profit / (loss) before tax	The following table provides the reconciliation of Profit / (loss) before tax from continuing operations to Total Adjusted EBITDA for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2022	2021	2022	2021
Profit / (loss) before tax from continuing operations	20	417	204	204
Adjustments to reconcile Profit / (loss) before tax to Total Adjusted EBITDA
Depreciation	780	752	420	375
Amortization	173	141	87	75
Impairment loss / (reversal)	486	5	14	3
(Gain) / loss on disposal of non-current assets	(18)	4	(9)	—
(Gain) / loss on disposal of subsidiaries	32	—	31	—
Finance costs	399	321	222	157
Finance income	(13)	(5)	(7)	(3)
Other non-operating (gain) / loss	(1)	(7)	12	(2)
Net foreign exchange (gain) / loss	(172)	(12)	(61)	(1)

Total Adjusted EBITDA	1,686	1,616	913	808